Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Rollforward and by Segment
Information regarding goodwill by segment was as follows:

	Annuities	Life	Run-off	Total
	(In millions)
Balance at January 1, 2014
Goodwill	$427	$66	$493	$986
Accumulated impairment	(394)	(66)	—	(460)
Total goodwill, net	33	—	493	526
Dispositions (1)	—	—	(112)	(112)
Impairments	(33)	—	—	(33)
Balance at December 31, 2014
Goodwill	427	66	381	874
Accumulated impairment	(427)	(66)	—	(493)
Total goodwill, net	—	—	381	381
Balance at December 31, 2015
Goodwill	427	66	381	874
Accumulated impairment	(427)	(66)	—	(493)
Total goodwill, net	—	—	381	381
Impairments	—	—	(381)	(381)
Balance at December 31, 2016
Goodwill	427	66	381	874
Accumulated impairment	(427)	(66)	(381)	(874)
Total goodwill, net	$—	$—	$—	$—

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(1)
In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.